Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock Series A	Convertible Preferred Stock Series B	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 12,367	$ 1,272		$ 114	$ (20,575)	$ (91)	$ (20,552)
Balance (in Shares) at Dec. 31, 2021	2,550,763	491,222	98,995
Stock-based compensation expense				2,897			2,897
Issuance of common stock and warrants, net of issuance costs				$ 13,765			$ 13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)			320,000
Issuance of series A convertible preferred stock, net of issuance costs (in Shares)	12,367,000			(12,367,000)			(12,367,000)
Common stock issued upon conversion of Series A preferred stock (in Shares)	(12,367,000)			12,367,000			12,367,000
Common stock issued upon conversion of Series A preferred stock (in Shares)	(2,550,763)		244,773
Common stock issued upon conversion of Series B preferred stock		$ (1,272)		$ 1,272			$ 1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)		(491,222)	24,561
Common stock issued upon conversion of debt			$ 1	13,867			13,868
Common stock issued upon conversion of debt (in Shares)			395,542
Common stock issued for services				1,561			1,561
Common stock issued for services (in Shares)			39,809
Other comprehensive income (loss)						(9)	(9)
Net loss					(18,917)		(18,917)
Balance at Dec. 31, 2022			$ 1	45,843	(39,492)	(100)	6,252
Balance (in Shares) at Dec. 31, 2022			1,123,680
Stock-based compensation expense				2,094			2,094
Release of restricted stock units
Release of restricted stock units (in Shares)			38,695
Issuance of common stock and warrants, net of issuance costs			$ 1	1,643			1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)			1,000,000
Other comprehensive income (loss)						28	12
Net loss					(9,115)		(9,115)
Balance at Jun. 30, 2023			$ 2	49,580	(48,607)	(72)	903
Balance (in Shares) at Jun. 30, 2023			2,162,375
Balance at Dec. 31, 2022			$ 1	45,843	(39,492)	(100)	6,252
Balance (in Shares) at Dec. 31, 2022			1,123,680
Stock-based compensation expense				4,145			4,145
Release of restricted stock units
Release of restricted stock units (in Shares)			61,200
Issuance of common stock and warrants, net of issuance costs			$ 1	4,807			4,808
Issuance of common stock and warrants, net of issuance costs (in Shares)			1,000,000
Issuance of common stock, net of issuance costs			$ 1	494			495
Issuance of common stock, net of issuance costs (in Shares)			232,100
Common stock issued for services				289			289
Common stock issued for services (in Shares)			98,909
Issuance of common stock upon exercise of warrants				258			258
Issuance of common stock upon exercise of warrants (in Shares)			82,000
Warrants issued in connection with convertible debt				58			58
Shares issued for reverse stock split
Shares issued for reverse stock split (in Shares)			2,422
Other comprehensive income (loss)						54	54
Net loss					(15,581)		(15,581)
Balance at Dec. 31, 2023			$ 3	55,894	(55,073)	(46)	778
Balance (in Shares) at Dec. 31, 2023			2,600,311
Balance at Mar. 31, 2023			$ 1	46,883	(44,322)	(88)	2,474
Balance (in Shares) at Mar. 31, 2023			1,125,128
Stock-based compensation expense				1,054			1,054
Release of restricted stock units
Release of restricted stock units (in Shares)			37,247
Issuance of common stock and warrants, net of issuance costs			$ 1	1,643			1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)			1,000,000
Other comprehensive income (loss)						16	16
Net loss					(4,285)		(4,285)
Balance at Jun. 30, 2023			$ 2	49,580	(48,607)	(72)	903
Balance (in Shares) at Jun. 30, 2023			2,162,375
Balance at Dec. 31, 2023			$ 3	55,894	(55,073)	(46)	778
Balance (in Shares) at Dec. 31, 2023			2,600,311
Stock-based compensation expense				2,052			2,052
Release of restricted stock units
Release of restricted stock units (in Shares)			57,077
Issuance of common stock, net of issuance costs			$ 1	1,803			1,804
Issuance of common stock, net of issuance costs (in Shares)			1,123,439
Issuance of series A convertible preferred stock, net of issuance costs	$ 3,300			254			3,554
Issuance of series A convertible preferred stock, net of issuance costs (in Shares)	256,968
Common stock issued upon conversion of Series A preferred stock (in Shares)	(256,968)
Other comprehensive income (loss)						46	46
Net loss					(7,402)		(7,402)
Balance at Jun. 30, 2024	$ 3,300		$ 4	60,003	(62,475)		832
Balance (in Shares) at Jun. 30, 2024	256,968		3,780,827
Balance at Mar. 31, 2024	$ 3,300		$ 4	58,969	(58,649)		3,624
Balance (in Shares) at Mar. 31, 2024	256,968		3,726,974
Stock-based compensation expense				1,034			1,034
Release of restricted stock units
Release of restricted stock units (in Shares)			53,853
Net loss					(3,826)		(3,826)
Balance at Jun. 30, 2024	$ 3,300		$ 4	$ 60,003	$ (62,475)		$ 832
Balance (in Shares) at Jun. 30, 2024	256,968		3,780,827